UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund

Portfolio of Investments

December 31, 2014 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 46.7%
Australia - 0.9%
Australia Government Bond
Series 122
5.25%, 3/15/19	AUD	21,827	$19,997,825
Series 128
5.75%, 7/15/22		3,520	3,493,620
Series 137
2.75%, 4/21/24		15,935	13,013,886

			36,505,331

Belgium - 0.8%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)	EUR	18,730	28,495,200
Series 71
3.75%, 6/22/45 (a)		2,300	3,950,938

			32,446,138

Brazil - 0.4%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/17	BRL	50,000	17,907,448

France - 1.1%
France Government Bond OAT
1.75%, 11/25/24	EUR	31,660	41,666,154
3.25%, 5/25/45 (a)		3,600	5,708,356

			47,374,510

Germany - 1.7%
Bundesobligation Series 169 0.50%, 4/12/19		17,250	21,349,692
Bundesrepublik Deutschland
1.50%, 5/15/23		14,325	18,967,265
2.25%, 9/04/21		12,646	17,432,353
3.25%, 7/04/42		1,000	1,742,254
Series 2007
4.25%, 7/04/39		4,900	9,593,934

			69,085,498

Ireland - 1.0%
Ireland Government Bond 5.40%, 3/13/25		25,500	42,515,778

Italy - 3.6%
Italy Buoni Poliennali Del Tesoro
3.50%, 11/01/17		10,175	13,294,123
3.75%, 3/01/21-5/01/21		23,525	32,688,013
4.00%, 9/01/20		1,870	2,618,640
4.25%, 9/01/19		6,710	9,352,615
4.50%, 2/01/20 (a)		5,075	7,204,687
4.50%, 3/01/24		10,745	15,999,985
4.75%, 5/01/17		4,755	6,304,598
5.00%, 3/01/22		31,975	48,063,631

	Principal Amount (000)		U.S. $ Value
5.00%, 9/01/40 (a)	EUR	9,125	$14,578,917

			150,105,209

Japan - 0.6%
Japan Government Thirty Year Bond Series 44 1.70%, 9/20/44	JPY	713,200	6,583,233
Japan Government Twenty Year Bond Series 150 1.40%, 9/20/34		2,281,600	20,230,847

			26,814,080

Mexico - 1.7%
Mexican Bonos
Series M
7.75%, 11/13/42	MXN	200,000	15,605,998
Series M 10
8.50%, 12/13/18		716,285	54,705,944

			70,311,942

Netherlands - 4.0%
Netherlands Government Bond
1.25%, 1/15/19 (a)	EUR	26,850	34,097,147
1.75%, 7/15/23 (a)		17,150	22,828,091
2.00%, 7/15/24		13,000	17,642,254
2.25%, 7/15/22 (a)		33,850	46,534,505
2.50%, 1/15/33 (a)		16,725	24,550,964
4.00%, 7/15/19 (a)		6,830	9,739,756
7.50%, 1/15/23		5,750	10,827,618

			166,220,335

Portugal - 0.4%
Portugal Obrigacoes do Tesouro OT
3.85%, 4/15/21 (a)		6,090	8,170,058
4.75%, 6/14/19 (a)		5,800	7,993,159

			16,163,217

South Africa - 1.6%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	710,000	63,307,860
Series R213
7.00%, 2/28/31		50,000	3,771,287

			67,079,147

Spain - 0.8%
Spain Government Bond
4.70%, 7/30/41	EUR	7,500	12,148,660
4.85%, 10/31/20		8	11,779
5.15%, 10/31/44 (a)		8,200	14,187,954
5.50%, 7/30/17		6,000	8,180,180

			34,528,573

	Principal Amount (000)		U.S. $ Value
Sweden - 0.3%
Sweden Government Bond Series 1054 3.50%, 6/01/22	SEK	75,000	$11,622,111

United Kingdom - 9.7%
United Kingdom Gilt
1.75%, 7/22/19-9/07/22 (a)	GBP	58,150	92,770,245
2.25%, 9/07/23 (a)		7,603	12,416,467
3.25%, 1/22/44 (a)		2,500	4,495,252
3.75%, 9/07/19 (a)		32,500	56,680,358
4.00%, 3/07/22 (a)		59,100	108,043,141
4.25%, 12/07/40 (a)		39,300	82,157,151
4.75%, 3/07/20 (a)		27,000	49,492,875

			406,055,489

United States - 18.1%
U.S. Treasury Bonds
2.875%, 5/15/43	U.S.$	38,475	39,352,692
3.125%, 11/15/41-8/15/44		24,670	26,601,297
3.625%, 8/15/43-2/15/44		15,740	18,511,070
4.625%, 2/15/40 (b)		21,200	28,818,750
5.375%, 2/15/31 (b)		103,000	143,564,284
U.S. Treasury Notes
1.00%, 5/31/18		1,575	1,559,741
1.625%, 8/15/22		16,900	16,437,886
1.75%, 9/30/19		70,200	70,611,302
2.00%, 11/30/20-11/15/21		96,840	97,367,233
2.25%, 7/31/21		45,000	45,892,980
2.375%, 12/31/20-8/15/24		64,460	66,363,493
2.50%, 5/15/24		55,668	57,346,724
2.625%, 11/15/20		78,093	81,515,660
2.75%, 2/15/24		60,000	63,135,960

			757,079,072

Total Governments - Treasuries (cost $1,926,001,175)			1,951,813,878

CORPORATES - INVESTMENT GRADE - 19.5%
Industrial - 11.0%
Basic - 1.2%
Alpek SAB de CV 5.375%, 8/08/23 (a)(c)		6,500	6,808,750
Barrick North America Finance LLC 4.40%, 5/30/21		4,675	4,720,591
BHP Billiton Finance USA Ltd. 3.25%, 11/21/21		15	15,491
Braskem Finance Ltd. 6.45%, 2/03/24		6,485	6,501,212
Celulosa Arauco y Constitucion SA Series WI 4.50%, 8/01/24		270	268,403
CF Industries, Inc. 7.125%, 5/01/20		125	148,921

	Principal Amount (000)		U.S. $ Value
Dow Chemical Co. (The)
7.375%, 11/01/29	U.S.$	1,295	$1,723,927
8.55%, 5/15/19		3,000	3,729,738
Eastman Chemical Co. 3.80%, 3/15/25		200	203,596
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. 6.50%, 11/15/20		462	500,101
Freeport-McMoRan, Inc.
2.375%, 3/15/18		40	39,560
3.10%, 3/15/20		275	267,502
Georgia-Pacific LLC 5.40%, 11/01/20 (a)		167	187,915
Glencore Funding LLC
3.125%, 4/29/19 (a)		5,750	5,763,800
4.125%, 5/30/23 (a)		90	87,818
LyondellBasell Industries NV 5.75%, 4/15/24		4,900	5,604,096
Minsur SA 6.25%, 2/07/24 (a)		2,157	2,328,954
Samarco Mineracao SA 5.75%, 10/24/23 (a)		250	240,938
Teck Resources Ltd.
4.50%, 1/15/21		185	180,952
5.20%, 3/01/42		95	77,676
Vale SA 5.625%, 9/11/42		1,959	1,824,632
Weyerhaeuser Co. 4.625%, 9/15/23		165	177,725
Yamana Gold, Inc. 4.95%, 7/15/24 (c)		6,961	6,793,776

			48,196,074

Capital Goods - 0.6%
BAE Systems Holdings, Inc. 3.80%, 10/07/24 (a)		7,623	7,814,177
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		8,945	7,603,250
5.25%, 6/27/29 (a)		2,996	2,620,002
Owens Corning
6.50%, 12/01/16 (d)		169	184,130
7.00%, 12/01/36 (d)		85	105,302
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,810,495
5.50%, 9/15/19		15	16,899

			26,154,255

Communications - Media - 1.1%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,468	1,458,097
5.65%, 8/15/20		480	550,666
BSKYB Finance UK PLC 5.75%, 10/20/17 (a)	GBP	3,977	6,872,855
CBS Corp.
4.90%, 8/15/44	U.S.$	160	162,474

	Principal Amount (000)		U.S. $ Value
5.75%, 4/15/20	U.S.$	475	$541,389
Comcast Cable Communications Holdings, Inc. 9.455%, 11/15/22		619	889,901
Comcast Corp. 4.25%, 1/15/33		9,490	10,049,217
Cox Communications, Inc.
4.50%, 6/30/43 (a)		125	121,372
6.25%, 6/01/18 (a)		175	197,598
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.80%, 3/15/22		1,358	1,381,588
4.45%, 4/01/24		4,900	5,126,890
4.60%, 2/15/21		45	48,201
5.15%, 3/15/42		125	129,170
Discovery Communications LLC 4.875%, 4/01/43		130	134,033
Globo Comunicacao e Participacoes SA 5.307%, 5/11/22 (a)(e)		1,661	1,736,576
Grupo Televisa SAB 6.625%, 1/15/40		110	133,368
Moody’s Corp. 2.75%, 7/15/19		173	174,424
Omnicom Group, Inc.
3.625%, 5/01/22		2,729	2,801,575
3.65%, 11/01/24		156	156,072
Reed Elsevier Capital, Inc. 8.625%, 1/15/19		30	36,694
Scripps Networks Interactive, Inc. 2.75%, 11/15/19		155	155,649
Time Warner Cable, Inc.
4.50%, 9/15/42		100	102,794
5.00%, 2/01/20		410	451,814
6.55%, 5/01/37		80	102,999
Time Warner, Inc. 7.625%, 4/15/31		1,821	2,538,720
Viacom, Inc.
3.875%, 4/01/24		2,756	2,766,600
5.25%, 4/01/44		120	126,898
5.625%, 9/15/19		10	11,231
WPP Finance 2010 3.75%, 9/19/24		7,500	7,527,690

			46,486,555

Communications - Telecommunications - 1.7%
America Movil SAB de CV
3.125%, 7/16/22		375	369,990
5.00%, 3/30/20		700	771,918
American Tower Corp. 5.05%, 9/01/20		5,800	6,292,669
AT&T, Inc.
4.45%, 5/15/21		4,749	5,102,387
5.35%, 9/01/40		305	330,260
5.80%, 2/15/19		2,937	3,335,962
6.45%, 6/15/34		120	146,855
Bell Canada 5.00%, 2/15/17 (a)	CAD	5,900	5,397,652

	Principal Amount (000)		U.S. $ Value
British Telecommunications PLC 9.625%, 12/15/30	U.S.$	3,392	$5,325,613
Deutsche Telekom International Finance BV 4.875%, 3/06/42 (a)		6,245	6,675,468
ENTEL Chile SA 4.875%, 10/30/24 (a)		4,969	5,049,135
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,542,434
4.10%, 10/01/23	U.S.$	495	520,067
SBA Tower Trust
2.898%, 10/15/19 (a)		3,648	3,657,565
3.869%, 10/15/49 (a)		3,008	3,060,059
Telefonica Emisiones SAU
3.192%, 4/27/18		285	293,077
5.462%, 2/16/21		485	540,771
7.045%, 6/20/36		80	105,238
Verizon Communications, Inc.
2.625%, 2/21/20 (a)		840	830,396
3.85%, 11/01/42		255	227,328
5.15%, 9/15/23		6,372	7,036,173
6.25%, 4/01/37		235	288,403
6.55%, 9/15/43		6,856	8,783,558
7.35%, 4/01/39		25	33,914
Vodafone Group PLC 6.15%, 2/27/37		30	36,199

			68,753,091

Consumer Cyclical - Automotive - 0.8%
BMW US Capital LLC 5.00%, 5/28/15	EUR	6,000	7,395,995
Ford Motor Credit Co. LLC
2.597%, 11/04/19	U.S.$	11,213	11,145,962
5.00%, 5/15/18		5,405	5,872,792
5.875%, 8/02/21		3,914	4,531,582
Harley-Davidson Funding Corp. 6.80%, 6/15/18 (a)		4,000	4,637,940

			33,584,271

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18		40	39,932
4.25%, 3/01/22		3,300	3,370,531

			3,410,463

Consumer Cyclical - Retailers - 0.3%
Gap, Inc. (The) 5.95%, 4/12/21		255	290,191
Kohl’s Corp. 6.25%, 12/15/17		350	389,302
Macy’s Retail Holdings, Inc. 3.875%, 1/15/22		4,148	4,311,311
Wal-Mart Stores, Inc. 5.00%, 10/25/40		450	531,635

	Principal Amount (000)		U.S. $ Value
Walgreens Boots Alliance, Inc. 3.30%, 11/18/21	U.S.$	8,789	$8,850,145

			14,372,584

Consumer Non-Cyclical - 1.4%
AbbVie, Inc.
1.75%, 11/06/17		10	10,022
2.90%, 11/06/22		300	295,358
Actavis Funding SCS 3.85%, 6/15/24		2,217	2,228,327
Ahold Finance USA LLC 6.875%, 5/01/29		5,735	7,385,567
Alicorp SAA 3.875%, 3/20/23 (a)		2,260	2,165,080
Altria Group, Inc.
2.625%, 1/14/20		7,700	7,722,353
2.85%, 8/09/22		390	378,961
9.25%, 8/06/19		400	514,097
Amgen, Inc. 5.15%, 11/15/41		235	264,880
Anheuser-Busch InBev Finance, Inc. 4.00%, 1/17/43		250	248,098
Anheuser-Busch InBev Worldwide, Inc.
2.50%, 7/15/22		500	485,941
6.875%, 11/15/19		260	312,927
AstraZeneca PLC 6.45%, 9/15/37		100	134,750
Becton Dickinson and Co.
2.675%, 12/15/19		3,250	3,292,741
3.734%, 12/15/24		2,281	2,348,461
BRF SA 4.75%, 5/22/24 (a)		250	242,812
Bristol-Myers Squibb Co. 5.875%, 11/15/36		125	159,884
Bunge Ltd. Finance Corp. 8.50%, 6/15/19		9,216	11,294,577
ConAgra Foods, Inc. 5.819%, 6/15/17		450	492,658
Forest Laboratories, Inc. 4.375%, 2/01/19 (a)		230	242,965
Grupo Bimbo SAB de CV 3.875%, 6/27/24 (a)		275	276,081
Kroger Co. (The) 3.85%, 8/01/23		360	373,275
Laboratory Corp. of America Holdings 2.20%, 8/23/17		2,109	2,127,409
Medtronic, Inc.
2.50%, 3/15/20 (a)		4,829	4,841,666
3.15%, 3/15/22 (a)		300	303,803
Perrigo Finance PLC 3.50%, 12/15/21		826	835,634
Reynolds American, Inc. 3.25%, 11/01/22		3,874	3,773,439
Thermo Fisher Scientific, Inc. 4.15%, 2/01/24		220	232,009
Tyson Foods, Inc.
2.65%, 8/15/19		1,620	1,634,758

	Principal Amount (000)		U.S. $ Value
3.95%, 8/15/24	U.S.$	5,381	$5,562,453
4.50%, 6/15/22		16	17,323

			60,198,309

Energy - 2.2%
Anadarko Petroleum Corp.
5.95%, 9/15/16		1,913	2,045,724
6.20%, 3/15/40		85	99,573
6.375%, 9/15/17		475	528,106
Apache Corp.
4.25%, 1/15/44		510	445,707
6.90%, 9/15/18		2,950	3,393,243
CenterPoint Energy Resources Corp. 4.50%, 1/15/21		1,460	1,601,061
ConocoPhillips 6.50%, 2/01/39		150	199,297
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		85	72,413
Encana Corp. 3.90%, 11/15/21		60	59,132
Energy Transfer Partners LP
4.15%, 10/01/20		2,800	2,870,504
4.90%, 2/01/24		2,700	2,829,249
Enterprise Products Operating LLC
5.10%, 2/15/45		7,290	7,838,142
5.20%, 9/01/20		262	288,956
Hess Corp.
5.60%, 2/15/41		100	107,233
7.875%, 10/01/29		90	115,167
8.125%, 2/15/19		6,125	7,287,476
Kinder Morgan Energy Partners LP
2.65%, 2/01/19		735	724,205
3.50%, 9/01/23		2,783	2,642,030
3.95%, 9/01/22		1,116	1,106,582
4.15%, 3/01/22		1,959	1,974,143
6.85%, 2/15/20		2,947	3,384,995
Marathon Oil Corp. 6.80%, 3/15/32		80	96,829
Marathon Petroleum Corp. 5.125%, 3/01/21		290	316,981
Nabors Industries, Inc. 5.10%, 9/15/23		4,710	4,471,924
NiSource Finance Corp. 6.80%, 1/15/19		7,815	9,174,818
Noble Energy, Inc.
3.90%, 11/15/24		137	135,404
8.25%, 3/01/19		6,280	7,529,098
Noble Holding International Ltd. 4.90%, 8/01/20		520	487,241
Reliance Holding USA, Inc. 5.40%, 2/14/22 (a) (c)		4,758	5,150,573
Southwestern Energy Co. 4.10%, 3/15/22		2,200	2,159,060
Spectra Energy Partners LP 4.60%, 6/15/21		330	357,200
Suncor Energy, Inc. 6.50%, 6/15/38		385	473,647

	Principal Amount (000)		U.S. $ Value
Sunoco Logistics Partners Operations LP 5.30%, 4/01/44	U.S.$	2,060	$2,076,379
Talisman Energy, Inc.
3.75%, 2/01/21		115	111,209
7.75%, 6/01/19		165	190,058
TransCanada PipeLines Ltd. 6.35%, 5/15/67		15	14,550
Transocean, Inc.
6.375%, 12/15/21		5,500	5,073,470
6.50%, 11/15/20 (c)		4,300	4,054,762
Valero Energy Corp.
6.125%, 2/01/20		20	22,682
6.625%, 6/15/37		200	236,132
Weatherford International Ltd./Bermuda
5.125%, 9/15/20		190	186,667
9.625%, 3/01/19		255	302,450
Williams Partners LP
3.90%, 1/15/25		3,963	3,808,744
4.00%, 11/15/21		2,603	2,609,370
4.125%, 11/15/20		850	870,823
4.50%, 11/15/23		4,200	4,238,363

			93,761,372

Other Industrial - 0.0%
Fresnillo PLC 5.50%, 11/13/23 (a)		250	245,000

Technology - 0.7%
Agilent Technologies, Inc. 5.00%, 7/15/20		1,040	1,131,337
Fidelity National Information Services, Inc. 3.875%, 6/05/24		250	252,526
Hewlett-Packard Co. 4.65%, 12/09/21		6,560	7,024,225
Intel Corp. 4.80%, 10/01/41		20	21,965
KLA-Tencor Corp. 4.65%, 11/01/24		10,495	10,864,917
Microsoft Corp. 3.50%, 11/15/42		140	132,687
Oracle Corp. 5.375%, 7/15/40		150	179,941
Seagate HDD Cayman 4.75%, 1/01/25 (a)		2,761	2,844,286
Telefonaktiebolaget LM Ericsson 4.125%, 5/15/22		252	263,589
Tencent Holdings Ltd. 3.375%, 5/02/19 (a)		5,337	5,417,205
Total System Services, Inc. 2.375%, 6/01/18		20	19,829
Tyco Electronics Group SA 3.45%, 8/01/24		255	259,923
Xerox Corp. 2.80%, 5/15/20		250	245,574

			28,658,004

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.2%
Southwest Airlines Co. Pass-Through Trust Series 07-1 6.15%, 8/01/22	U.S.$	6,137	$7,041,682

Transportation - Railroads - 0.4%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44		510	547,390
4.95%, 9/15/41		6,713	7,467,172
Canadian Pacific Railway Co. 6.50%, 5/15/18		1,276	1,461,885
CSX Corp.
4.40%, 3/01/43		100	104,160
6.25%, 3/15/18		5,000	5,678,170
Norfolk Southern Corp. 3.25%, 12/01/21		500	511,804

			15,770,581

Transportation - Services - 0.3%
Asciano Finance Ltd.
3.125%, 9/23/15 (a)		2,722	2,753,799
4.625%, 9/23/20 (a)		1,501	1,567,431
5.00%, 4/07/18 (a)		2,676	2,876,858
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,678,040
7.20%, 9/01/15		20	20,842

			11,896,970

			458,529,211

Financial Institutions - 7.3%
Banking - 4.4%
ABN AMRO Bank NV 2.50%, 10/30/18 (a)		7,200	7,282,652
Bank of America Corp.
3.30%, 1/11/23		4,600	4,600,354
4.00%, 4/01/24		240	249,894
4.875%, 4/01/44		485	535,821
5.49%, 3/15/19		300	331,955
Series L
5.65%, 5/01/18		125	138,872
Barclays Bank PLC
3.75%, 5/15/24		300	309,225
5.14%, 10/14/20		461	495,800
6.05%, 12/04/17 (a)		735	808,435
6.625%, 3/30/22 (a)	EUR	3,145	4,909,652
BBVA Banco Continental SA 5.00%, 8/26/22 (a)(c)	U.S.$	4,224	4,380,073
BNP Paribas SA 5.00%, 1/15/21		305	344,962
BPCE SA 5.70%, 10/22/23 (a)		8,736	9,380,429
Capital One Financial Corp. 4.75%, 7/15/21		25	27,553

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
3.875%, 10/25/23	U.S.$	179	$186,053
4.50%, 1/14/22		125	136,595
5.50%, 2/15/17		740	795,488
5.875%, 1/30/42		3,947	4,964,679
6.675%, 9/13/43		160	206,888
Compass Bank
2.75%, 9/29/19		3,648	3,651,563
5.50%, 4/01/20		296	322,084
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA/Netherlands 3.95%, 11/09/22		4,212	4,290,465
Credit Suisse AG 6.50%, 8/08/23 (a)		5,199	5,656,914
Credit Suisse/New York NY 3.00%, 10/29/21		4,000	3,981,328
Deutsche Bank AG 3.70%, 5/30/24		150	152,215
Fifth Third Bancorp 3.50%, 3/15/22		15	15,376
Goldman Sachs Group, Inc. (The)
3.85%, 7/08/24		1,500	1,538,397
5.75%, 1/24/22		8,100	9,369,975
6.25%, 2/01/41		100	126,414
Series D
6.00%, 6/15/20		135	156,064
HSBC Holdings PLC
4.00%, 3/30/22		7,055	7,508,608
5.10%, 4/05/21		65	73,476
6.50%, 9/15/37		1,982	2,546,644
HSBC USA, Inc. 5.00%, 9/27/20		490	536,981
ING Bank NV 3.75%, 3/07/17 (a)		8,070	8,445,271
Intesa Sanpaolo SpA 3.875%, 1/15/19		330	341,680
JPMorgan Chase & Co.
4.40%, 7/22/20		450	487,790
4.95%, 3/25/20		395	436,358
Series X
6.10%, 10/01/24 (f)		200	199,500
JPMorgan Chase Bank NA
0.784%, 5/31/17 (d)	EUR	950	1,147,020
6.00%, 7/05/17	U.S.$	595	655,589
Lloyds Bank PLC 6.50%, 9/14/20 (a)		425	492,456
Lloyds Banking Group PLC 4.50%, 11/04/24		255	257,330
Macquarie Bank Ltd. 5.00%, 2/22/17 (a)		607	647,429
Macquarie Group Ltd. 4.875%, 8/10/17 (a)		2,595	2,774,802
Manufacturers & Traders Trust Co. 6.625%, 12/04/17		9,586	10,844,901
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 3/27/24 (a)		7,391	7,658,347

	Principal Amount (000)		U.S. $ Value
Morgan Stanley
3.70%, 10/23/24	U.S.$	10,000	$10,136,200
5.625%, 9/23/19		350	395,078
Series F
3.875%, 4/29/24		466	478,133
Series G
5.45%, 1/09/17		690	740,863
5.50%, 7/24/20-7/28/21		405	457,664
6.625%, 4/01/18		535	609,384
Murray Street Investment Trust I 4.647%, 3/09/17		765	807,379
National City Bank/Cleveland OH 5.80%, 6/07/17		4,925	5,407,625
Nordea Bank AB
4.875%, 5/13/21 (a)		8,365	9,062,373
6.125%, 9/23/24 (a)(f)		1,157	1,144,562
People’s United Bank 4.00%, 7/15/24		300	303,868
PNC Funding Corp. 5.125%, 2/08/20		50	56,184
Rabobank Capital Funding Trust III 5.254%, 10/21/16 (a) (f)		4,630	4,805,940
Royal Bank of Scotland PLC (The) 5.625%, 8/24/20		40	45,548
Societe Generale SA 5.75%, 4/20/16 (a)		1,856	1,943,421
Standard Chartered Bank Hong Kong Ltd. 5.875%, 6/24/20 (a)		1,650	1,831,464
Standard Chartered PLC 4.00%, 7/12/22 (a)		8,701	8,846,655
State Street Corp. 3.70%, 11/20/23		3,000	3,151,968
SunTrust Bank/Atlanta GA 7.25%, 3/15/18		250	289,264
Svenska Handelsbanken AB 2.875%, 4/04/17		8,000	8,268,568
UBS AG/Stamford CT
7.50%, 7/15/25		210	270,770
7.625%, 8/17/22		3,671	4,322,074
US Bancorp/MN 3.60%, 9/11/24		255	258,956
Wells Fargo & Co.
4.10%, 6/03/26		500	511,029
4.65%, 11/04/44		260	268,284
Series M
3.45%, 2/13/23		205	207,766
Wells Fargo Bank NA 6.18%, 2/15/36		5,363	6,979,161
Zions Bancorporation 4.50%, 6/13/23		26	27,449

			186,027,987

Brokerage - 0.2%
Nomura Holdings, Inc. 2.00%, 9/13/16		8,480	8,548,408

	Principal Amount (000)		U.S. $ Value
Finance - 0.6%
Aviation Capital Group Corp. 7.125%, 10/15/20 (a)	U.S.$	5,499	$6,303,748
General Electric Capital Corp.
2.30%, 4/27/17		12,650	12,956,762
4.65%, 10/17/21		485	546,658
5.875%, 1/14/38		240	303,687
Series G
5.625%, 5/01/18		1,360	1,530,315
6.875%, 1/10/39		120	169,741
HSBC Finance Capital Trust IX 5.911%, 11/30/35		500	506,250
HSBC Finance Corp. 6.676%, 1/15/21		1,894	2,247,148

			24,564,309

Insurance - 1.5%
Aflac, Inc. 8.50%, 5/15/19		3,400	4,249,051
Allied World Assurance Co. Holdings Ltd. 7.50%, 8/01/16		5	5,458
American International Group, Inc.
3.375%, 8/15/20		6,800	7,063,847
6.82%, 11/15/37		418	572,147
Anthem, Inc. 3.30%, 1/15/23		15	14,985
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. 6.375%, 9/01/24 (a)		455	474,902
Coventry Health Care, Inc.
5.95%, 3/15/17		2,205	2,411,664
6.125%, 1/15/15		835	836,170
Dai-ichi Life Insurance Co., Ltd. (The) 5.10%, 10/28/24 (a)(f)		3,898	4,053,920
Five Corners Funding Trust 4.419%, 11/15/23 (a)		2,400	2,543,405
Guardian Life Insurance Co. of America (The) 7.375%, 9/30/39 (a)		109	155,555
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		2,940	3,304,819
6.30%, 3/15/18		2,296	2,594,694
Humana, Inc. 7.20%, 6/15/18		415	484,798
Lincoln National Corp.
7.00%, 6/15/40		90	124,815
8.75%, 7/01/19		2,963	3,702,357
Markel Corp. 7.125%, 9/30/19		1,430	1,697,284
Massachusetts Mutual Life Insurance Co. 8.875%, 6/01/39 (a)		5	8,067
MetLife Capital Trust IV 7.875%, 12/15/37 (a)		107	136,693
MetLife, Inc.
3.048%, 12/15/22		325	324,409
4.75%, 2/08/21		2,840	3,174,305
Series D
4.368%, 9/15/23		485	528,838

	Principal Amount (000)		U.S. $ Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 6.25%, 5/26/42 (a)	EUR	4,300	$6,501,594
Nationwide Mutual Insurance Co. 9.375%, 8/15/39 (a)	U.S.$	4,415	6,995,378
Progressive Corp. (The) 6.70%, 6/15/37		155	167,671
Prudential Financial, Inc.
4.50%, 11/15/20		555	602,339
5.625%, 6/15/43		5,995	6,128,689
Torchmark Corp. 9.25%, 6/15/19		3,400	4,304,495
ZFS Finance USA Trust V 6.50%, 5/09/37 (a)		500	532,500

			63,694,849

Other Finance - 0.1%
ORIX Corp. 4.71%, 4/27/15		2,824	2,857,614

REITS - 0.5%
Alexandria Real Estate Equities, Inc. 2.75%, 1/15/20		213	210,963
Duke Realty LP 6.75%, 3/15/20		2,135	2,513,262
EPR Properties 7.75%, 7/15/20		3,569	4,281,183
Essex Portfolio LP 3.375%, 1/15/23		260	255,350
HCP, Inc.
5.375%, 2/01/21		8,454	9,440,633
6.70%, 1/30/18		35	39,859
Health Care REIT, Inc.
2.25%, 3/15/18		250	251,565
5.25%, 1/15/22		35	38,892
Healthcare Realty Trust, Inc. 6.50%, 1/17/17		20	21,840
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		1,838	1,834,675
Mid-America Apartments LP 3.75%, 6/15/24		100	100,358
Ventas Realty LP/Ventas Capital Corp. 2.70%, 4/01/20		150	148,432
WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 9/17/24 (a)		200	202,962

			19,339,974

			305,033,141

Utility - 0.8%
Electric - 0.5%
Berkshire Hathaway Energy Co. 6.125%, 4/01/36		130	163,323
CenterPoint Energy, Inc. 6.50%, 5/01/18		1,665	1,903,355

	Principal Amount (000)		U.S. $ Value
CMS Energy Corp. 5.05%, 3/15/22	U.S.$	2,595	$2,909,283
Constellation Energy Group, Inc. 5.15%, 12/01/20		1,224	1,355,214
Duke Energy Florida, Inc. 6.40%, 6/15/38		150	207,395
Duke Energy Indiana, Inc. 3.75%, 7/15/20		495	524,482
Empresa Nacional de Electricidad SA/Chile 4.25%, 4/15/24		100	100,559
Monongahela Power Co. 4.10%, 4/15/24 (a)		3,231	3,448,240
Oncor Electric Delivery Co. LLC 7.00%, 5/01/32		175	245,696
Pacific Gas & Electric Co. 4.50%, 12/15/41		510	552,379
TECO Finance, Inc.
4.00%, 3/15/16		315	326,040
5.15%, 3/15/20		2,970	3,316,382
Trans-Allegheny Interstate Line Co. 3.85%, 6/01/25 (a)		5,491	5,531,346
Union Electric Co. 6.70%, 2/01/19		2,019	2,368,433
Wisconsin Electric Power Co. 4.25%, 12/15/19		35	38,025

			22,990,152

Natural Gas - 0.3%
Sempra Energy 6.50%, 6/01/16		5,700	6,121,059
Talent Yield Investments Ltd. 4.50%, 4/25/22 (a)(c)		6,500	6,804,720

			12,925,779

			35,915,931

Non Corporate Sectors - 0.4%
Agencies - Not Government Guaranteed - 0.4%
CNOOC Nexen Finance 2014 ULC 4.25%, 4/30/24		4,057	4,197,693
Electricite de France SA 5.25%, 1/29/23 (a)(f)		2,846	2,910,035
OCP SA 5.625%, 4/25/24 (a)		1,784	1,873,200
Oleoducto Central SA 4.00%, 5/07/21 (a)		3,210	3,057,525
Petrobras Global Finance BV 4.75%, 1/14/25 (c)	EUR	2,325	2,496,862

			14,535,315

Energy - 0.0%
Rio Oil Finance Trust 6.25%, 7/06/24 (a)	U.S.$	737	696,465

	Principal Amount (000)		U.S. $ Value
			$15,231,780

Total Corporates - Investment Grade (cost $784,476,998)			814,710,063

CORPORATES - NON-INVESTMENT GRADE - 5.0%
Financial Institutions - 2.9%
Banking - 2.6%
Ally Financial, Inc. 2.75%, 1/30/17	U.S.$	149	148,535
Bank of America Corp.
Series U
5.20%, 6/01/23 (f)		2,664	2,460,870
Series Z
6.50%, 10/23/24 (f)		8,750	8,906,625
Bank of Ireland 2.08%, 9/22/15 (d)(g)	CAD	5,835	4,871,708
Barclays Bank PLC
6.86%, 6/15/32 (a)(f)	U.S.$	1,118	1,240,980
7.625%, 11/21/22		1,281	1,400,677
7.75%, 4/10/23		3,360	3,662,400
BNP Paribas SA
4.73%, 4/12/16 (a)(f)	EUR	7,050	8,744,124
5.019%, 4/13/17 (a)(f)		3,600	4,552,208
Commerzbank AG 8.125%, 9/19/23 (a)	U.S.$	5,977	6,872,653
Countrywide Capital III Series B 8.05%, 6/15/27		107	135,425
Credit Suisse Group AG 7.50%, 12/11/23 (a)(f)		3,363	3,480,705
Danske Bank A/S 5.684%, 2/15/17 (f)	GBP	3,580	5,719,283
DNB Bank ASA 6.012%, 3/29/17 (a)(f)		7,466	12,115,932
HBOS Capital Funding LP 4.939%, 5/23/16 (f)	EUR	4,696	5,676,707
Intesa Sanpaolo SpA 5.017%, 6/26/24 (a)	U.S.$	8,032	7,795,176
LBG Capital No.1 PLC 8.00%, 6/15/20 (a)(f)		1,658	1,765,770
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(f)		129	137,707
7.50%, 6/27/24 (f)		2,630	2,676,025
Royal Bank of Scotland PLC (The) 9.50%, 3/16/22 (a)		3,991	4,549,740
Skandinaviska Enskilda Banken AB 5.471%, 3/23/15 (a)(f)		1,271	1,277,355
Societe Generale SA 5.922%, 4/05/17 (a)(f)		4,800	4,977,024
UBS AG/Jersey 4.28%, 4/15/15 (f)	EUR	7,000	8,483,055

	Principal Amount (000)		U.S. $ Value
UniCredit Luxembourg Finance SA 6.00%, 10/31/17 (a)	U.S.$	8,552	$9,110,557

			110,761,241

Finance - 0.1%
AerCap Aviation Solutions BV 6.375%, 5/30/17		3,916	4,141,170
Navient Corp. 8.00%, 3/25/20		410	454,075

			4,595,245

Insurance - 0.1%
American Equity Investment Life Holding Co. 6.625%, 7/15/21		1,651	1,750,060
ING Groep NV 5.775%, 12/08/15 (f)		2,332	2,366,980

			4,117,040

Other Finance - 0.1%
iPayment, Inc.
10.25%, 5/15/18		136	341,078
Series AI
9.50%, 12/15/19		2,180	2,179,537

			2,520,615

			121,994,141

Industrial - 2.0%
Basic - 0.0%
Ashland, Inc. 3.875%, 4/15/18		100	101,000
Novelis, Inc. 8.375%, 12/15/17		42	43,575

			144,575

Capital Goods - 0.2%
Sealed Air Corp.
4.875%, 12/01/22 (a)		1,538	1,526,465
5.125%, 12/01/24 (a)		1,539	1,554,390
5.25%, 4/01/23 (a)		2,979	3,038,580

			6,119,435

Communications - Media - 0.5%
CSC Holdings LLC 8.625%, 2/15/19		1,833	2,130,862
Gannett Co., Inc. 4.875%, 9/15/21 (a)		2,100	2,084,250
Intelsat Jackson Holdings SA 5.50%, 8/01/23		7,000	6,957,300
Numericable-SFR 5.375%, 5/15/22 (a)	EUR	635	792,970
Quebecor Media, Inc. 5.75%, 1/15/23	U.S.$	3,754	3,838,465

	Principal Amount (000)		U.S. $ Value
Virgin Media Secured Finance PLC
5.25%, 1/15/21	U.S.$	2,523	$2,636,535
6.00%, 4/15/21 (a)	GBP	882	1,447,200

			19,887,582

Communications - Telecommunications - 0.0%
United States Cellular Corp. 6.70%, 12/15/33	U.S.$	1,714	1,687,642

Consumer Cyclical - Automotive - 0.1%
General Motors Co. 3.50%, 10/02/18		245	249,900
Goodyear Dunlop Tires Europe BV 6.75%, 4/15/19 (a)	EUR	1,287	1,639,328
Goodyear Tire & Rubber Co. (The) 8.25%, 8/15/20	U.S.$	65	68,900

			1,958,128

Consumer Cyclical - Other - 0.0%
Choice Hotels International, Inc. 5.75%, 7/01/22		305	327,113
KB Home 4.75%, 5/15/19		159	156,615

			483,728

Consumer Cyclical - Restaurants - 0.1%
Stonegate Pub Co. Financing PLC 5.75%, 4/15/19 (a)	GBP	1,822	2,792,913

Consumer Non-Cyclical - 0.3%
Boparan Finance PLC 5.25%, 7/15/19 (a)		4,245	5,689,981
CHS/Community Health Systems, Inc. 5.125%, 8/15/18	U.S.$	81	83,835
Endo Finance LLC 5.75%, 1/15/22 (a)		100	100,000
HCA, Inc. 4.25%, 10/15/19		76	77,140
Smithfield Foods, Inc. 5.875%, 8/01/21 (a)		6,091	6,212,820

			12,163,776

Energy - 0.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875%, 3/15/24		3,126	3,172,890
California Resources Corp. 5.50%, 9/15/21 (a)		1,579	1,350,045
Cimarex Energy Co. 4.375%, 6/01/24		1,220	1,165,100
Golden Energy Offshore Services AS 8.90%, 5/28/17 (d)(h)	NOK	15,635	1,971,944
Offshore Group Investment Ltd.
7.125%, 4/01/23	U.S.$	7,916	5,620,360
7.50%, 11/01/19		2,029	1,511,605

	Principal Amount (000)		U.S. $ Value
Paragon Offshore PLC
6.75%, 7/15/22 (a)	U.S.$	1,406	$857,660
7.25%, 8/15/24 (a)		5,352	3,211,200
Sabine Pass Liquefaction LLC 5.75%, 5/15/24		3,755	3,684,594
SandRidge Energy, Inc. 7.50%, 2/15/23		1,894	1,193,220
SM Energy Co.
5.00%, 1/15/24		1,715	1,483,475
6.50%, 1/01/23		305	292,800
Southern Star Central Corp. 5.125%, 7/15/22 (a)		5,000	5,025,000

			30,539,893

Services - 0.0%
Sabre GLBL, Inc. 8.50%, 5/15/19 (a)		181	193,670

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.875%, 11/15/17		140	144,200
Hertz Corp. (The) 6.75%, 4/15/19		4,843	4,988,290

			5,132,490

			81,103,832

Utility - 0.1%
Electric - 0.1%
AES Corp./VA 7.375%, 7/01/21		135	152,550
EDP Finance BV 4.125%, 1/15/20 (a)		4,240	4,263,744
FirstEnergy Transmission LLC 4.35%, 1/15/25 (a)		250	256,460
NRG Energy, Inc.
6.25%, 5/01/24 (a)		35	35,613
6.25%, 7/15/22		42	42,945
6.625%, 3/15/23		62	64,480

			4,815,792

Total Corporates - Non-Investment Grade (cost $212,713,627)			207,913,765

MORTGAGE PASS-THROUGHS - 4.8%
Agency Fixed Rate 30-Year - 4.8%
Federal National Mortgage Association
3.00%, 4/01/43-11/01/43		28,926	29,302,649
3.50%, 7/01/43		148	154,891
4.00%, 1/01/45, TBA		153,487	163,809,599
5.00%, 12/01/39		49	54,011
5.50%, 9/01/36-5/01/38		6,344	7,092,317
Series 2005
5.50%, 2/01/35		44	49,144
Series 2007

	Principal Amount (000)		U.S. $ Value
5.50%, 9/01/36-8/01/37	U.S.$	53	$59,846
Series 2008
5.50%, 3/01/37		15	16,542

Total Mortgage Pass-Throughs (cost $198,210,106)			200,538,999

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 2.5%
Banc of America Commercial Mortgage Trust Series 2006-5, Class A4 5.414%, 9/10/47		60	62,766
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class AJ 5.611%, 9/11/41		6,038	6,195,675
BHMS Mortgage Trust Series 2014-ATLS, Class AFX 3.601%, 7/05/33 (a)		8,400	8,477,196
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A1A
5.771%, 3/15/49		435	454,990
Series 2006-C4, Class A3
5.771%, 3/15/49		7,970	8,330,249
Series 2007-C6, Class A4
5.71%, 12/10/49		14,000	15,181,390
Series 2013-GC17, Class D
5.106%, 11/10/46 (a)		2,480	2,420,148
Series 2014-GC21, Class D
4.835%, 5/10/47 (a)		425	400,428
Series 2014-GC23, Class D
4.508%, 7/10/47 (a)		2,196	2,041,242
Commercial Mortgage Pass Through Certificates Series 2013-CR6, Class A2 2.122%, 3/10/46		80	80,737
Commercial Mortgage Trust
Series 2006-C8, Class A4
5.306%, 12/10/46		2,563	2,715,255
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,984	3,897,885
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class AM 5.702%, 6/15/39		5,254	5,494,884
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class A4
5.444%, 3/10/39		6,547	6,983,366
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,619	3,792,352
GS Mortgage Securities Trust Series 2013-G1, Class A2 3.557%, 4/10/31 (a)		4,825	4,836,308
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		82	87,340

	Principal Amount (000)		U.S. $ Value
Series 2008-C2, Class A1A
5.998%, 2/12/51	U.S.$	1,716	$1,881,406
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class AM 5.493%, 2/15/40		3,757	3,959,585
LSTAR Commercial Mortgage Trust Series 2014-2, Class A1 1.519%, 1/20/41 (a)		7,846	7,845,130
Merrill Lynch Mortgage Trust Series 2006-C2, Class A1A 5.739%, 8/12/43		26	27,219
ML-CFC Commercial Mortgage Trust Series 2006-4, Class AJ 5.239%, 12/12/49		5,398	5,445,237
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A1A
5.166%, 12/12/49		98	102,994
Series 2007-9, Class A4
5.70%, 9/12/49		65	70,296
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	15,219
Series 2012-C4, Class A5
2.85%, 12/10/45		30	29,892
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.359%, 12/15/44		1,325	1,347,976
Series 2006-C23, Class A5
5.416%, 1/15/45		7,000	7,251,986
WF-RBS Commercial Mortgage Trust Series 2013-C18, Class D 4.673%, 12/15/46 (a)		3,000	2,897,727
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.876%, 8/15/45 (a)		1,600	1,617,029
Series 2013-C14, Class A5
3.337%, 6/15/46		40	41,224

			103,985,131

Non-Agency Floating Rate CMBS - 0.5%
Commercial Mortgage Trust Series 2014-SAVA, Class A 1.311%, 6/15/34 (a)(d)		5,509	5,497,461
PFP III Ltd. Series 2014-1, Class A 1.331%, 6/14/31 (a)(d)		4,155	4,142,434
Resource Capital Corp., Ltd. Series 2014-CRE2, Class A 1.212%, 4/15/32 (a)(d)		3,472	3,436,872
Starwood Retail Property Trust Series 2014-STAR, Class A 1.381%, 11/15/27 (a)(d)		6,765	6,755,894

			19,832,661

	Principal Amount (000)		U.S. $ Value
Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K008, Class A2 3.531%, 6/25/20	U.S.$	10,273	$10,964,005

Total Commercial Mortgage-Backed Securities (cost $134,294,373)			134,781,797

INFLATION-LINKED SECURITIES - 3.1%
United States - 3.1%
U.S. Treasury Inflation Index 0.125%, 4/15/19 (TIPS) (cost $135,117,331)		132,234	130,777,651

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
GSE Risk Share Floating Rate - 1.5%
Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes Series 2014-DN1, Class M2 2.37%, 2/25/24 (d)		7,270	7,180,796
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.32%, 7/25/23 (d)		5,330	6,341,680
Series 2013-DN2, Class M2
4.405%, 11/25/23 (d)		5,910	5,969,130
Series 2014-DN1, Class M1
1.17%, 2/25/24 (d)		2,909	2,891,244
Series 2014-DN1, Class M3
4.67%, 2/25/24 (d)		4,495	4,399,171
Series 2014-DN3, Class M3
4.17%, 8/25/24 (d)		8,445	7,944,314
Series 2014-HQ2, Class M3
3.92%, 9/25/24 (d)		1,595	1,450,195
Series 2014-HQ3, Class M3
4.92%, 10/25/24 (d)		6,500	6,383,632
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.42%, 10/25/23 (d)		1,500	1,622,235
Series 2014-C01, Class M2
4.57%, 1/25/24 (d)		2,563	2,612,605
Series 2014-C03, Class 1M1
1.37%, 7/25/24 (d)		2,998	2,970,275
Series 2014-C04, Class 1M2
5.055%, 11/25/24 (d)		12,425	12,499,920

			62,265,197

Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust Series 2006-J1, Class 1A11 5.50%, 2/25/36		2,904	2,616,391

	Principal Amount (000)		U.S. $ Value
Alternative Loan Trust 2006-26CB
Series 2006-26CB, Class A6
6.25%, 9/25/36	U.S.$	292	$251,861
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,089	940,856
CHL Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		3,316	3,125,956
Series 2007-3, Class A30
5.75%, 4/25/37		3,146	2,908,693
Series 2007-HY4, Class 1A1
2.538%, 9/25/47		1,438	1,281,416
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		7,212	6,649,990
Series 2007-AR4, Class 1A1A
5.441%, 3/25/37		1,083	1,035,508
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		468	407,458
Series 2006-19CB, Class A24
6.00%, 8/25/36		300	266,737
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,903	3,433,649
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,229	2,785,721
Series 2007-13, Class A2
6.00%, 6/25/47		4,708	4,022,364
Series 2007-15CB, Class A19
5.75%, 7/25/37		821	729,482
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 8/25/36		2,694	2,363,623
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.233%, 9/25/36		1,837	1,442,557
Series 2006-AA7, Class A1
2.216%, 1/25/37		2,469	1,993,285
JPMorgan Mortgage Trust Series 2006-S4, Class A3 6.00%, 1/25/37		1,243	1,122,655
Morgan Stanley Mortgage Loan Trust Series 2005-10, Class 4A1 5.50%, 12/25/35		1,767	1,641,536
Residential Accredit Loans, Inc. Series 2005-QS14, Class 3A1 6.00%, 9/25/35		2,731	2,427,236
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR7, Class 2A1
2.613%, 5/25/36		4,438	4,046,260
Series 2007-AR7, Class A1
2.57%, 12/28/37		7,086	6,520,462
Series 2007-AR8, Class A1
2.608%, 11/25/37		2,801	2,454,966

			54,468,662

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate - 0.3%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.42%, 4/25/37 (d)	U.S.$	1,693	$964,236
Series 2007-FA2, Class 1A5
0.47%, 4/25/37 (d)		1,918	1,098,006
Residential Accredit Loans, Inc. Series 2006-QO6, Class A2 0.40%, 6/25/46 (d)		1,904	864,318
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A 0.873%, 4/25/47 (d)		3,458	2,578,522
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA1, Class A1A 0.813%, 2/25/47 (d)		7,214	5,845,414

			11,350,496

Total Collateralized Mortgage Obligations (cost $127,244,369)			128,084,355

GOVERNMENTS - SOVEREIGN AGENCIES - 1.6%
Canada - 0.1%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	62,527
5.25%, 8/01/2 (a)		3,890	3,928,900

			3,991,427

Colombia - 0.1%
Ecopetrol SA 5.875%, 9/18/23-5/28/45		3,395	3,181,813

Germany - 1.2%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	12,000	15,078,118
3.00%, 8/03/18 (a)		3,600	4,812,795
Kreditanstalt fuer Wiederaufbau 3.875%, 1/21/19		22,100	30,845,707
Landwirtschaftliche Rentenbank 5.125%, 2/01/17	U.S.$	5	5,437

			50,742,057

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15		442	442,517
2.375%, 5/25/16		5,271	5,283,334

			5,725,851

United Kingdom - 0.1%
Royal Bank of Scotland Group PLC 6.10%, 6/10/23		4,150	4,501,069

Total Governments - Sovereign Agencies (cost $72,859,678)			68,142,217

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 1.4%
Abbey National Treasury Services PLC/London 4.25%, 4/12/21 (a)	EUR	8,100	12,031,577
Banco Bilbao Vizcaya Argentaria SA 3.25%, 1/24/16	EUR	6,000	7,485,703
BNP Paribas Home Loan SFH 2.20%, 11/02/15 (a)	U.S.$	9,054	9,168,416
Caisse Francaise de Financement Local 3.50%, 9/16/16		2,600	3,327,033
CaixaBank SA Series 27 0.154%, 1/09/18 (d)		2,600	3,109,745
Cie de Financement Foncier SA 4.125%, 10/25/17		5,215	7,016,924
Credit Agricole Home Loan SFH 2.875%, 9/09/16 (a)		5,300	6,713,316
Danske Bank A/S 4.125%, 11/26/19		2,350	3,363,860
Societe Generale SFH 3.25%, 6/06/16 (a)		4,000	5,058,106
1.00%, 12/19/17		100	124,075

Total Covered Bonds (cost $57,027,224)			57,398,755

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 1.0%
United States - 1.0%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	5,350	4,351,690
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		3,570	2,683,819
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		2,635	2,268,445
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		6,460	5,297,911
State of California
Series 2010
7.625%, 3/01/40		30	46,050
7.95%, 3/01/36		10,685	13,209,117
State of Illinois
Series 2010
7.35%, 7/01/35		4,440	5,222,550
Texas Transp Comm
Series 2010B
5.178%, 4/01/30		3,400	4,099,788
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		785	590,312
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		2,810	1,969,529

	Principal Amount (000)		U.S. $ Value
Total Local Governments - Municipal Bonds (cost $37,256,236)			$39,739,211

QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
China - 0.3%
CNOOC Curtis Funding No. 1 Pty Ltd. 4.50%, 10/03/23 (a)	U.S.$	2,055	2,162,547
State Grid Overseas Investment 2014 Ltd. 4.125%, 5/07/24 (a)		8,049	8,462,373

			10,624,920

Indonesia - 0.3%
Pertamina Persero PT 6.00%, 5/03/42 (a)		8,000	7,810,000
Perusahaan Listrik Negara PT 5.50%, 11/22/21 (a)		3,874	4,038,645

			11,848,645

Mexico - 0.2%
Petroleos Mexicanos 4.875%, 1/18/24		8,000	8,312,000

United Arab Emirates - 0.2%
IPIC GMTN Ltd. 5.50%, 3/01/22 (a)(c)		7,800	8,921,250

Total Quasi-Sovereigns (cost $37,658,436)			39,706,815

EMERGING MARKETS - CORPORATE BONDS - 0.9%
Industrial - 0.9%
Basic - 0.1%
Elementia SAB de CV 5.50%, 1/15/25 (a)		1,972	1,893,120
Gold Fields Orogen Holdings BVI Ltd. 4.875%, 10/07/20 (a)		3,800	3,192,000

			5,085,120

Capital Goods - 0.3%
CEMEX Espana SA/Luxembourg 9.875%, 4/30/19 (a)		1,554	1,705,515
Cemex SAB de CV 7.25%, 1/15/21 (a)		4,049	4,241,327
Ferreycorp SAA 4.875%, 4/26/20 (a)		1,007	966,896
Grupo Cementos de Chihuahua SAB de CV 8.125%, 2/08/20 (a)		2,075	2,189,125
Grupo KUO SAB de CV 6.25%, 12/04/22 (a)		953	938,705

	Principal Amount (000)		U.S. $ Value
Servicios Corporativos Javer SAPI de CV 9.875%, 4/06/21 (a)	U.S.$	3,500	$3,675,000

			13,716,568

Communications - Media - 0.1%
Myriad International Holdings BV 6.00%, 7/18/20 (a)		5,287	5,831,559

Communications - Telecommunications - 0.1%
Comcel Trust via Comunicaciones Celulares SA 6.875%, 2/06/24 (a)		2,500	2,618,750

Consumer Cyclical - Retailers - 0.2%
Office Depot de Mexico SA de CV 6.875%, 9/20/20 (a)		6,500	6,792,500

Consumer Non-Cyclical - 0.1%
Cosan Luxembourg SA 5.00%, 3/14/23 (a)		2,190	1,960,050
Marfrig Holding Europe BV 6.875%, 6/24/19 (a)		3,155	2,934,150
Virgolino de Oliveira Finance SA 10.50%, 1/28/18 (h)		4,300	172,000

			5,066,200

Total Emerging Markets - Corporate Bonds (cost $41,537,041)			39,110,697

WHOLE LOAN TRUSTS - 0.6%
Performing Asset - 0.6%
Alpha Credit Debt Fund LLC 15.00%, 12/31/17 (g)(i)		2,686	2,685,532
Asesa Promissory Note 10.75%, 3/19/18		6,313	6,312,653
Cara Aircraft Leasing 28548, Inc. 8.00%, 11/26/19 (g)(i)		886	885,983
Cara Aircraft Leasing 28868, Inc. 8.00%, 11/26/19 (g)(i)		842	842,383
Deutsche Bank Mexico SA 6.905%, 10/31/34 (g)(i)(j)	MXN	49,948	2,500,488
Ede Del Este SA (DPP) 12.00%, 3/31/16 (g)(i)	U.S.$	638	648,599
Ede Del Este SA (ITABO) 12.00%, 3/31/16 (g)(i)		1,078	1,096,140
Recife Funding - Sec Loan Note Zero Coupon, 11/05/29 (g)(i)		5,532	5,531,259
Sheridan Auto Loan Holdings I LLC 10.00%, 9/30/20 (g)(i)		658	658,045
Sheridan Consumer Finance Trust 6.87%, 4/01/20 (d)(g)(i)		1,800	1,818,000

Total Whole Loan Trusts (cost $23,342,152)			22,979,082

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.5%
Financial Institutions - 0.4%
Banking - 0.0%
Goldman Sachs Group, Inc. (The) Series J 5.50%	36,775	$897,310

REITS - 0.4%
Health Care REIT, Inc. Series J 6.50%	8,400	224,532
Kilroy Realty Corp. Series H 6.375%	6,000	150,000
Kimco Realty Corp. Series I 6.00%	69,050	1,733,155
Kimco Realty Corp. Series K 5.625%	28,250	682,238
National Retail Properties, Inc. Series D 6.625%	50,000	1,272,000
National Retail Properties, Inc. Series E 5.70%	106,350	2,578,987
Public Storage Series W 5.20%	45,875	1,052,831
Public Storage Series X 5.20%	3,000	69,300
Sabra Health Care REIT, Inc. Series A 7.125%	194,150	5,319,710
Vornado Realty Trust Series K 5.70%	25,600	615,936

		13,698,689

		14,595,999

Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp. 5.45%	227,075	5,586,045

Total Preferred Stocks (cost $18,676,710)		20,182,044

COMMON STOCKS - 0.4%
Mt. Logan RE Ltd. (Preference Shares) (k)^ (cost $18,626,000)	18,626	18,626,000

	Principal Amount (000)		U.S. $ Value
BANK LOANS - 0.3%
Industrial - 0.3%
Basic - 0.0%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.) 3.75%, 6/30/19 (d)	U.S.$	1,882	$1,705,027

Capital Goods - 0.1%
ClubCorp Club Operations, Inc. 4.50%, 7/24/20 (d)		2,946	2,896,570

Communications - Media - 0.0%
Clear Channel Communications, Inc. 3.82%, 1/29/16 (d)		150	148,352

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corp. 4.25%, 8/13/21 (d)		828	816,102
Harbor Freight Tools USA, Inc. 4.75%, 7/26/19 (d)		980	976,173

			1,792,275

Consumer Non-Cyclical - 0.1%
Air Medical Group Holdings, Inc. 5.00%, 6/30/18 (d)		2,431	2,424,858

Energy - 0.1%
Atlas Ltd. 2014-1 Limited 1/15/21 (l)		3,000	3,000,000

Other Industrial - 0.0%
Gardner Denver, Inc. 4.25%, 7/30/20 (d)		1,629	1,521,429

Technology - 0.0%
Avaya, Inc. 4.67%, 10/26/17 (d)		156	149,362

Total Bank Loans (cost $13,948,584)			13,637,873

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund I (g) (i)		25,200	3,049,326
OCL Opportunities Fund II (g) (i)		7,350	889,361

Total Investment Companies (cost $4,208,200)			3,938,687

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond 5.875%, 1/15/24 (a) (cost $3,126,710)	U.S.$	3,143	$3,551,590

SUPRANATIONALS - 0.1%
European Investment Bank 7.25%, 2/22/15 (cost $2,777,265)	IDR	24,700,000	1,993,852

ASSET-BACKED SECURITIES - 0.0%
Autos - Fixed Rate - 0.0%
Ally Auto Receivables Trust Series 2013-SN1, Class A3 0.72%, 5/20/16	U.S.$	38	38,319
AmeriCredit Automobile Receivables Trust Series 2013-3, Class A3 0.92%, 4/09/18		80	80,052
Bank of America Auto Trust Series 2012-1, Class A4 1.03%, 12/15/16		35	35,081
Capital Auto Receivables Asset Trust Series 2013-3, Class A2 1.04%, 11/21/16		80	80,185
Carfinance Capital Auto Trust Series 2013-1A, Class A 1.65%, 7/17/17 (a)		6	6,251
Fifth Third Auto Trust Series 2013-A, Class A3 0.61%, 9/15/17		30	30,000
Flagship Credit Auto Trust Series 2013-1, Class A 1.32%, 4/16/18 (a)		7	7,107
Mercedes-Benz Auto Lease Trust Series 2013-A, Class A3 0.59%, 2/15/16		19	18,529
Santander Drive Auto Receivables Trust Series 2013-3, Class C 1.81%, 4/15/19		40	39,981
Series 2013-4, Class A3 1.11%, 12/15/17		92	91,917

			427,422

Credit Cards - Fixed Rate - 0.0%
American Express Credit Account Master Trust Series 2012-2, Class A 0.68%, 3/15/18		100	100,077
World Financial Network Credit Card Master Trust Series 2012-B, Class A 1.76%, 5/17/21		30	30,168

			130,245

	Principal Amount (000)			U.S. $ Value
Autos - Floating Rate - 0.0%
Ford Credit Floorplan Master Owner Trust A Series 2010-3, Class A2 1.861%, 2/15/17 (a)(d)	U.S.$	105		$105,182

Other ABS - Fixed Rate - 0.0%
CNH Equipment Trust Series 2013-C, Class A2 0.63%, 1/17/17		20		19,907

Total Asset-Backed Securities (cost $681,494)				682,756

AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29		95		132,359
6.625%, 11/15/30		150		222,728
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		225		199,846

Total Agencies (cost $513,685)				554,933

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
JPY vs. USD Expiration: Jan 2015, Exercise Price: JPY 118.12 (k) (premiums paid $189,801)	JPY	4,885,000,000		233,279

	Shares
SHORT-TERM INVESTMENTS - 10.5%
Investment Companies - 10.5%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (m)(n) (cost $439,925,866)		439,925,866		439,925,866

	Principal Amount (000)
Time Deposits - 0.0%
BBH, Grand Cayman
0.005%, 1/05/15	JPY	– 0	–**	– 0	–‡
1.651%, 1/02/15	AUD	– 0	–**	1
2.65%, 1/05/15	NZD	– 0	–**	3
BTMU, Grand Cayman 0.03%, 1/02/15	U.S.$	175		174,565
DNB, Oslo 0.10%, 1/02/15	NOK	302		40,466
Wells Fargo, Grand Cayman
(0.08)%, 1/02/15	EUR	48		58,662
0.031%, 1/02/15	GBP	449		699,540

	Principal Amount (000)		U.S. $ Value
0.055%, 1/02/15	CAD	130	$111,909

Total Time Deposits (cost $1,086,428)			1,085,146

Total Short-Term Investments (cost $441,012,294)			441,011,012

Total Investments - 103.9% (cost $4,291,499,489) (o)			4,340,109,311
Other assets less liabilities - (3.9)%			(163,392,009)

Net Assets - 100.0%			$4,176,717,302

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2014	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	14	March 2015	$1,769,758	$1,775,156	$5,398
U.S. Ultra Bond (CBT) Futures	23	March 2015	3,646,954	3,799,313	152,359
Sold Contracts
10 Yr Japan Government Bond (OSE) Futures	26	March 2015	31,904,158	32,079,980	(175,822)
Euro-Bobl Futures	179	March 2015	28,021,406	28,218,511	(197,105)
Euro-Buxl Futures	108	March 2015	19,336,260	20,253,623	(917,363)
U.S. Long Bond (CBT) Futures	2,022	March 2015	283,332,750	292,305,375	(8,972,625)
U.S. T-Note 5 Yr (CBT) Futures	1,833	March 2015	217,944,289	217,998,118	(53,829)

					$(10,158,987)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	CAD	60,966	USD	53,647	1/14/15	$1,180,466
BNP Paribas SA	USD	38,419	CAD	43,643	1/14/15	(859,757)
Brown Brothers Harriman & Co.	EUR	1,853	USD	2,317	1/09/15	73,913
Brown Brothers Harriman & Co.	USD	2,386	EUR	1,950	1/09/15	(25,804)
Brown Brothers Harriman & Co.	USD	1,303	GBP	835	1/27/15	(1,922)
Citibank, NA	SEK	82,499	USD	11,031	1/22/15	447,515
Credit Suisse International	EUR	32,135	USD	39,553	1/09/15	666,630
Goldman Sachs Bank USA	BRL	49,571	USD	18,662	1/05/15	14,041
Goldman Sachs Bank USA	USD	18,671	BRL	49,571	1/05/15	(22,476)
Goldman Sachs Bank USA	ZAR	761,468	USD	67,849	1/14/15	2,112,226
Goldman Sachs Bank USA	USD	26,614	MXN	395,000	1/15/15	142,369
Goldman Sachs Bank USA	USD	4,067	MXN	59,178	1/15/15	(58,145)
Goldman Sachs Bank USA	NOK	15,327	USD	2,181	1/22/15	125,872
Goldman Sachs Bank USA	GBP	283,451	USD	445,784	1/27/15	4,074,846

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	BRL	49,571	USD	18,511	2/03/15	$12,192
HSBC Bank USA	BRL	48,691	USD	19,013	1/05/15	695,803
HSBC Bank USA	USD	18,331	BRL	48,691	1/05/15	(13,792)
Morgan Stanley Capital Services LLC	BRL	880	USD	341	1/05/15	9,852
Morgan Stanley Capital Services LLC	USD	331	BRL	880	1/05/15	(249)
Morgan Stanley Capital Services LLC	USD	39,905	EUR	31,788	1/09/15	(1,438,308)
Morgan Stanley Capital Services LLC	AUD	51,403	USD	42,580	1/30/15	693,964
Northern Trust Co.	EUR	9,568	USD	11,850	1/09/15	271,793
Royal Bank of Scotland PLC	EUR	627,991	USD	788,123	1/09/15	28,185,943
Royal Bank of Scotland PLC	MXN	995,601	USD	73,246	1/15/15	5,805,724
Royal Bank of Scotland PLC	JPY	14,820,768	USD	123,865	1/23/15	111,984
Royal Bank of Scotland PLC	AUD	136,800	USD	113,317	1/30/15	1,842,912
Standard Chartered Bank	AUD	5,258	USD	4,274	1/30/15	(10,561)
UBS AG	USD	3,919	MXN	57,817	1/15/15	(2,094)

						$44,034,937

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - JPY vs. USD	JPY	123.00	01/22/15	JPY	4,885,000	$197,415	$(100,938)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co. LLC/(INTRCONX):
CDX-NAHY Series 23 5 Year Index, 12/20/19*	(5.00)%	3.53%	$20,080	$(1,274,542)	$110,929

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(CME)	$193,770	8/08/15	3 Month LIBOR	0.48%	$508,721
Morgan Stanley & Co. LLC/(CME)	339,200	8/08/18	1.56%	3 Month LIBOR	(3,203,898)
Morgan Stanley & Co. LLC/(CME)	145,430	8/08/23	3 Month LIBOR	2.82%	8,896,267
Morgan Stanley & Co. LLC/(LCH)	75,000	12/23/23	2.99%	3 Month LIBOR	(4,839,733)

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(LCH)	$38,000	1/13/24	3.07%	3 Month LIBOR	$(3,220,100)

					$(1,858,743)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2014	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA:
Russian Federation, 7.50%, 3/31/30, 6/20/19*	(1.00)%	4.81%	$12,156	$1,733,910	$673,407	$1,060,503
Sale Contracts
Credit Suisse International:
CMBX.NA.BB, 6.00%, 5/11/63*	5.00	4.94	6,500	27,335	84,586	(57,251)
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	2,018	13,095	(21,886)	34,981
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	3,440	22,328	(41,591)	63,919
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	1,401	9,094	(16,939)	26,033
Kohl’s Corp., 6.25%, 12/15/17, 6/20/19*	1.00	0.84	1,391	9,026	(16,807)	25,833

				$1,814,788	$660,770	$1,154,018

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2014
Barclays Capital, Inc.†	1,997	EUR	(0.50	)%*	—	$2,415,541
Barclays Capital, Inc.†	3,420	USD	(0.25	)%*	—	3,419,620
Barclays Capital, Inc.†	4,523	USD	(0.25	)%*	—	4,521,369

Broker	Principal Amount (000’s)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2014
Credit Suisse Securities (USA) LLC†	321	USD	(1.75	)%*	—	$320,407
Credit Suisse Securities (USA) LLC†	846	USD	(1.50	)%*	—	843,462
Credit Suisse Securities (USA) LLC†	3,158	USD	(0.50	)%*	—	3,154,474
JPMorgan Chase Bank, NA†	520	USD	(1.00	)%*	—	518,758
JPMorgan Chase Bank, NA†	528	USD	(0.50	)%*	—	527,288
JPMorgan Chase Bank, NA†	575	USD	(0.25	)%*	—	574,657
JPMorgan Chase Bank, NA†	1,908	USD	(0.25	)%*	—	1,907,866
JPMorgan Chase Bank, NA†	2,220	USD	(0.25	)%*	—	2,219,630

						$20,423,072

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2014.
*	Interest payment due from counterparty.
**	Less than 500.
‡	Less than $0.50.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the aggregate market value of these securities amounted to $1,160,831,501 or 27.8% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(d)	Floating Rate Security. Stated interest rate was in effect at December 31, 2014.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2014.
(f)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(g)	Illiquid security.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.05% of net assets as of December 31, 2014, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Golden Energy Offshore Services AS 8.90%, 5/28/17	5/28/14	$2,477,242	$1,971,944	0.05%
Virgolino de Oliveira Finance SA 10.50%, 1/28/18	1/28/11	3,923,091	172,000	0.00%

(i)	Fair valued by the Adviser.
(j)	Variable rate coupon, rate shown as of December 31, 2014.
(k)	Non-income producing security.
(l)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(m)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(n)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

(o)	As of December 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $134,569,160 and gross unrealized depreciation of investments was $(85,959,338), resulting in net unrealized appreciation of $48,609,822.
^	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CFC	-	Customer Facility Charge
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
GMTN	-	Global Medium Term Note
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

December 31, 2014 (unaudited)

46.7%	United States
11.8%	United Kingdom
4.6%	Netherlands
3.8%	Italy
3.4%	Germany
2.6%	Mexico
2.6%	France
1.7%	South Africa
1.3%	Ireland
1.2%	Japan
1.1%	Australia
1.1%	Brazil
1.1%	Spain
6.8%	Other
10.2%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2014. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Belgium, Bermuda, Canada, Chile, China, Colombia, Denmark, Dominican Republic, Guatemala, Hong Kong, India, Indonesia, Luxembourg, Morocco, Norway, Peru, Portugal, Supranational, Sweden, Switzerland and United Arab Emirates.

AB Global Bond Fund

December 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2014:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,951,813,878		$	– 0	–	$1,951,813,878
Corporates - Investment Grade		– 0	–	814,710,063			– 0	–	814,710,063
Corporates - Non-Investment Grade		– 0	–	203,762,284			4,151,481		207,913,765
Mortgage Pass-Throughs		– 0	–	200,538,999			– 0	–	200,538,999
Commercial Mortgage-Backed Securities		– 0	–	97,288,108			37,493,689		134,781,797
Inflation-Linked Securities		– 0	–	130,777,651			– 0	–	130,777,651
Collateralized Mortgage Obligations		– 0	–	– 0	–		128,084,355		128,084,355
Governments - Sovereign Agencies		– 0	–	68,142,217			– 0	–	68,142,217
Covered Bonds		– 0	–	57,398,755			– 0	–	57,398,755
Local Governments - Municipal Bonds		– 0	–	39,739,211			– 0	–	39,739,211
Quasi-Sovereigns		– 0	–	39,706,815			– 0	–	39,706,815
Emerging Markets - Corporate Bonds		– 0	–	39,110,697			– 0	–	39,110,697
Whole Loan Trusts		– 0	–	– 0	–		22,979,082		22,979,082
Preferred Stocks		20,182,044		– 0	–		– 0	–	20,182,044
Common Stocks		– 0	–	– 0	–		18,626,000		18,626,000
Bank Loans		– 0	–	3,000,000			10,637,873		13,637,873
Investment Companies		– 0	–	– 0	–		3,938,687		3,938,687
Governments - Sovereign Bonds		– 0	–	3,551,590			– 0	–	3,551,590
Supranationals		– 0	–	1,993,852			– 0	–	1,993,852
Asset-Backed Securities		– 0	–	662,849			19,907		682,756
Agencies		– 0	–	554,933			– 0	–	554,933
Options Purchased - Calls		– 0	–	233,279			– 0	–	233,279
Short-Term Investments:
Investment Companies		439,925,866		– 0	–		– 0	–	439,925,866
Time Deposits		– 0	–	1,085,146			– 0	–	1,085,146

Total Investments in Securities		460,107,910		3,654,070,327			225,931,074		4,340,109,311
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	1,211,269			– 0	–	1,211,269
Centrally Cleared Credit Default Swaps		– 0	–	110,929			– 0	–	110,929
Centrally Cleared Interest Rate Swaps		– 0	–	9,404,988			– 0	–	9,404,988
Futures		157,757		– 0	–		– 0	–	157,757
Forward Currency Exchange Contracts		– 0	–	46,468,045			– 0	–	46,468,045
Liabilities
Credit Default Swaps		– 0	–	(57,251)			– 0	–	(57,251)
Centrally Cleared Interest Rate Swaps		– 0	–	(11,263,731)			– 0	–	(11,263,731)
Futures		(10,316,744)		– 0	–		– 0	–	(10,316,744)
Forward Currency Exchange Contracts		– 0	–	(2,433,108)			– 0	–	(2,433,108)
Currency Options Written		– 0	–	(100,938)			– 0	–	(100,938)

Total^		$449,948,923		$3,697,410,530			$225,931,074		$4,373,290,527

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non-Investment Grade	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations	Whole Loan Trusts
Balance as of 9/30/14	$1,552,590	$26,935,766	$113,683,569	$14,114,975
Accrued discounts/(premiums)	413	2,682	148,941	(1,888)
Realized gain (loss)	– 0 –	28,661	810,114	2,309
Change in unrealized appreciation/depreciation	(404,127)	(73,479)	(2,653,497)	(285,637)
Purchases	3,002,605	11,839,330	28,658,346	16,048,876
Sales/Paydowns	– 0 –	(1,239,271)	(12,563,118)	(6,899,553)
Transfers into Level 3	– 0 –	– 0 –	– 0 –	– 0 –
Transfers out of Level 3	– 0 –	– 0 –	– 0 –	– 0 –

Balance as of 12/31/14	$4,151,481	$37,493,689	$128,084,355	$22,979,082

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(404,127)	$(56,908)	$(2,516,214)	$(285,637)

	Common Stocks	Bank Loans	Investment Companies	Asset-Backed Securities
Balance as of 9/30/14	$ – 0 –	$10,893,177	$4,111,201	$28,213
Accrued discounts/(premiums)	– 0 –	4,620	– 0 –	– 0 –
Realized gain (loss)	– 0 –	111	– 0 –	– 0 –
Change in unrealized appreciation/depreciation	– 0 –	(241,028)	(172,514)	(14)
Purchases	18,626,000	– 0 –	– 0 –	– 0 –
Sales/Paydowns	– 0 –	(19,007)	– 0 –	(8,292)
Transfers into Level 3	– 0 –	– 0 –	– 0 –	– 0 –
Transfers out of Level 3	– 0 –	– 0 –	– 0 –	– 0 –

Balance as of 12/31/14	$18,626,000	$10,637,873	$3,938,687	$19,907

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$ – 0 –	$(241,028)	$(172,514)	$(14)

	Total
Balance as of 9/30/14	$171,319,491
Accrued discounts/(premiums)	154,768
Realized gain (loss)	841,195
Change in unrealized appreciation/depreciation	(3,830,296)
Purchases	78,175,157
Sales/Paydowns	(20,729,241)
Transfers into Level 3	– 0 –
Transfers out of Level 3	– 0 –

Balance as of 12/31/14	$225,931,074

Net change in unrealized appreciation/depreciation from investments held as of 12/31/14	$(3,676,442)

The following represents information about significant unobservable inputs related to the Fund’s Level 3 investments at December 31, 2014. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 12/31/2014	Valuation Technique	Unobservable Input	Range/ Weighted Average
Whole Loan Trusts	$5,531,259	Market Approach	Underlying NAV of the Collateral	$99.99/N/A
	$2,500,488	Projected Cashflow	Level Yield	12.64%/N/A
	$1,744,739	Projected Cashflow	Internal Rate of Return	9.743%/N/A

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, there are several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2015